Financial Instruments and Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of derivative assets and liabilities
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2024:

	Carrying Value	Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	184.7	184.7	—	184.7	—
	184.7	184.7	—	184.7	—
Financial liabilities
Derivatives	30.5	30.5	—	30.5	—
Senior notes (1)	1,543.3	1,580.8	—	1,580.8	—
	1,573.8	1,611.3	—	1,611.3	—
(1)The senior notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2023:

	Carrying Value	Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	255.0	255.0	—	255.0	—
	255.0	255.0	—	255.0	—
Financial liabilities
Derivatives	55.2	55.2	—	55.2	—
Senior notes (1)	883.4	853.0	—	853.0	—
	938.6	908.2	—	908.2	—
(1)The senior notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on interest rates at December 31, 2023, and is not recorded in the financial statements.
The following table summarizes the fair value as at December 31, 2024 and the change in fair value for the year ended December 31, 2024:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Equity	Total
Derivative assets, beginning of year	173.5	3.3	21.4	1.6	199.8
Dispositions	3.5	—	—	—	3.5
Unrealized change in fair value	(86.4)	—	40.3	(9.3)	(55.4)
Foreign exchange	6.3	—	—	—	6.3
Derivative assets (liabilities), end of year	96.9	3.3	61.7	(7.7)	154.2

Derivative assets, end of year	118.9	3.3	62.5	—	184.7
Derivative liabilities, end of year	(22.0)	—	(0.8)	(7.7)	(30.5)
(1)Includes crude oil, crude oil differentials, natural gas and natural gas differential contracts.
(2)Interest payments on CCS.
(3)Includes principal portion of CCS and foreign exchange contracts.
The following table summarizes the fair value as at December 31, 2023 and the change in fair value for the year ended December 31, 2023:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Equity	Total
Derivative assets, beginning of year	14.0	6.7	175.0	30.9	226.6
Acquisitions	12.0	—	—	—	12.0
Dispositions	19.0	—	—	—	19.0
Unrealized change in fair value	129.4	(3.4)	(153.6)	(29.3)	(56.9)
Foreign exchange	(0.9)	—	—	—	(0.9)
Derivative assets, end of year	173.5	3.3	21.4	1.6	199.8

Derivative assets, end of year	176.5	3.3	72.2	3.0	255.0
Derivative liabilities, end of year	(3.0)	—	(50.8)	(1.4)	(55.2)
(1)Includes crude oil, crude oil differentials, natural gas and natural gas differential contracts.
(2)Interest payments on CCS.
(3)Includes principal portion of CCS and foreign exchange contracts.
The following table summarizes the gross asset and liability positions of the Company's financial derivatives by contract that are offset on the balance sheet as at December 31, 2024 and December 31, 2023:

	2024			2023
($ millions)	Asset	Liability	Net	Asset	Liability	Net
Gross amount	193.8	(39.6)	154.2	258.4	(58.6)	199.8
Amount offset	(9.1)	9.1	—	(3.4)	3.4	—
Net amount	184.7	(30.5)	154.2	255.0	(55.2)	199.8

Sensitivity analysis for types of market risk
The following table summarizes the unrealized gains (losses) on the Company's commodity financial derivative contracts and the resulting impact on income before tax due to fluctuations in commodity prices or differentials, with all other variables held constant:

($ millions)	2024		2023
	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Commodity price
Crude oil	(118.4)	95.4	(134.4)	135.5
Natural gas	(38.5)	38.6	(25.4)	25.8
Differential
Crude oil	1.8	(1.8)	—	—
Natural gas	27.9	(27.9)	15.5	(15.5)
The following table summarizes the resulting unrealized gains (losses) impacting income before tax due to the respective changes in the period end and applicable foreign exchange rates, with all other variables held constant:

($ millions)		2024		2023
Cdn$ relative to US$	Exchange Rate	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
US dollar long-term debt	Period End	128.5	(128.5)	265.1	(265.1)
Cross currency swaps	Forward	(118.2)	118.2	(254.8)	254.8
Foreign exchange swaps	Forward	8.5	(8.5)	14.1	(14.1)
The following table summarizes the unrealized gains (losses) on the Company's equity derivative contracts and the resulting impact on income before tax due to the respective changes in the applicable share price, with all other variables held constant:

($ millions)	2024		2023 (1)
Share price	Increase 25%	Decrease 25%	Increase 25%	Decrease 25%
Total return swaps	4.7	(4.7)	6.3	(6.3)
(1)Comparative period revised to reflect current period presentation.

Disclosure of undiscounted cash outflows to derivative financial liabilities
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2024, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	493.5	—	—	—	493.5
Dividends payable	70.7	—	—	—	70.7
Derivative liabilities (1)	7.2	8.0	—	—	15.2
Senior notes (2)	534.0	134.8	640.5	561.4	1,870.7
Bank debt (3)	59.7	113.2	971.5	—	1,144.4
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS related to the senior notes, which fix the amounts due in Canadian dollars. US dollar senior notes that do not have any underlying CCS are translated at the period end foreign exchange rate.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2024, and includes undiscounted cash outflows pursuant to the CCS related to Secured Overnight Financing Rate ("SOFR") loans.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2023, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	634.9	—	—	—	634.9
Dividends payable	56.8	—	—	—	56.8
Derivative liabilities (1)	—	3.2	—	—	3.2
Senior notes (2)	342.8	476.5	27.0	—	846.3
Bank debt (3)	236.3	3,118.8	—	—	3,355.1
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS related to the senior notes, which fix the amounts due in Canadian dollars. US dollar senior notes that do not have any underlying CCS are translated at the period end foreign exchange rate.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2023, and includes undiscounted cash outflows pursuant to the CCS related to SOFR loans.
Disclosure of derivative contracts
The following is a summary of derivative contracts in place as at December 31, 2024:

WTI Crude Oil Derivative Contracts – Canadian Dollar (1)
	Swap		Collar
Term	Volume (bbls/d)	Average Price ($/bbl)	Volumes (bbls/d)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)
January 2025 - December 2025 (2)	23,601	99.44	8,578	106.04	96.04
(1)Volumes and prices reported are the weighted average volumes and prices for the period.
(2)Includes 3,000 bbls/d which can be extended at the option of the counterparty for the second half of 2025 at an average swap price of $102.27/bbl and 5,000 bbls/d which can be extended at the option of the counterparty for the first half of 2026 at an average swap price of $100.36/bbl.

WTI Crude Oil Differential Derivative Contracts – US Dollar (1)
Term	Volume (bbls/d)	Contract	Basis	Fixed Differential (US$/bbl)
January 2025 - March 2025	15,000	Basis Swap	MSW (2)	(3.19)
January 2025 - March 2025	5,000	Basis Swap	WCS (3)	(14.34)
January 2025 - March 2025	5,000	Basis Swap	C5+ (4)	1.61
(1)Volumes and prices reported are the weighted average volumes and prices for the period.
(2)MSW refers to the Mixed Sweet Blend crude oil differential.
(3)WCS refers to the Western Canadian Select crude oil differential.
(4)C5+ refers to the C5+ condensate crude oil differential.

NYMEX Natural Gas Derivative Contracts – US Dollar (1)
	Swap		Collar
Term	Volume (mmbtu/d)	Average Price (US$/mmbtu)	Volume (mmbtu/d)	Average Sold Call Price (US$/mmbtu)	Average Bought Put Price (US$/mmbtu)
January 2025 - December 2025	69,836	3.49	65,000	3.92	3.32
January 2026 - December 2026	56,164	3.71	35,000	4.06	3.66
(1)Volumes and prices reported are the weighted average volumes and prices for the period.

NYMEX Natural Gas Differential Derivative Contracts – US Dollar (1)
Term	Volume (mmbtu/d)	Contract	Basis	Fixed Differential (US$/mmbtu)
January 2025 - December 2025	193,000	Basis Swap	AECO	(1.11)
January 2026 - December 2026	91,164	Basis Swap	AECO	(1.36)
(1)Volumes and prices reported are the weighted average volumes and prices for the period.

Cross Currency Derivative Contracts
Term	Contract	Receive Notional Principal (US$ millions)	Fixed Rate (US%)	Pay Notional Principal (Cdn$ millions)	Fixed Rate (Cdn%)
January 2025	Swap	280.0	6.35	391.1	5.17
January 2025 - February 2025	Swap	280.0	6.32	391.0	5.10
January 2025 - April 2025	Swap	52.0	4.30	67.9	3.98
January 2025 - April 2025	Swap	207.5	4.08	262.6	4.13

Foreign Exchange Forward Derivative Contracts
Settlement Date	Contract	Receive Currency	Receive Notional Principal ($ millions)	Pay Currency	Pay Notional Principal ($ millions)
January 2025	Swap (1)	Cdn$	84.0	US$	59.0
(1)Based on an average floating exchange rate.

Equity Derivative Contracts		Notional Principal ($ millions)	Number of shares
Term	Contract
January 2025 - March 2025	Swap	17.1	1,676,910
January 2025 - March 2026	Swap	9.3	855,519